Commitments And Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Environmental liabilities estimated remediation costs	$ 43